Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000015937
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Advisor Shares
Trading Symbol	CIPSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 816,194,276
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,593,226
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$816,194,276	81	$4,593,226	27%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	2.2%
Materials	2.2%
Energy	3.3%
Consumer Staples	3.7%
Consumer Discretionary	10.7%
Health Care	15.9%
Information Technology	18.5%
Financials	19.9%
Industrials	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Nutanix, Cl A	2.6%
Novanta	2.5%
Everpure, Cl A	2.4%
SPX Technologies	2.3%
Commvault Systems	2.3%
Esab	2.2%
Simpson Manufacturing	2.2%
CSW Industrials	1.9%
Glaukos	1.9%
Skyward Specialty Insurance Group	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000173316
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Institutional Shares
Trading Symbol	CIPNX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 816,194,276
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 4,593,226
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$816,194,276	81	$4,593,226	27%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	2.2%
Materials	2.2%
Energy	3.3%
Consumer Staples	3.7%
Consumer Discretionary	10.7%
Health Care	15.9%
Information Technology	18.5%
Financials	19.9%
Industrials	24.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Nutanix, Cl A	2.6%
Novanta	2.5%
Everpure, Cl A	2.4%
SPX Technologies	2.3%
Commvault Systems	2.3%
Esab	2.2%
Simpson Manufacturing	2.2%
CSW Industrials	1.9%
Glaukos	1.9%
Skyward Specialty Insurance Group	1.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000065363
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	CIPMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$59	1.18%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,208,080,612
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 7,480,857
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,208,080,612	72	$7,480,857	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Short-Term Investments	2.8%
Energy	5.9%
Consumer Discretionary	7.8%
Financials	16.8%
Health Care	17.3%
Information Technology	23.2%
Industrials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Okta, Cl A	3.0%
Synopsys	2.9%
Nutanix, Cl A	2.6%
EOG Resources	2.5%
Texas Pacific Land	2.4%
Tradeweb Markets, Cl A	2.3%
Fastenal	2.3%
Veeva Systems, Cl A	2.2%
Everpure, Cl A	2.1%
IDEX	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000096284
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	CIPIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,208,080,612
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 7,480,857
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,208,080,612	72	$7,480,857	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.9%
Short-Term Investments	2.8%
Energy	5.9%
Consumer Discretionary	7.8%
Financials	16.8%
Health Care	17.3%
Information Technology	23.2%
Industrials	24.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Okta, Cl A	3.0%
Synopsys	2.9%
Nutanix, Cl A	2.6%
EOG Resources	2.5%
Texas Pacific Land	2.4%
Tradeweb Markets, Cl A	2.3%
Fastenal	2.3%
Veeva Systems, Cl A	2.2%
Everpure, Cl A	2.1%
IDEX	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000245657
Shareholder Report [Line Items]
Fund Name	Champlain Strategic Focus Fund
Class Name	Institutional Shares
Trading Symbol	CIPTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Strategic Focus Fund (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,743,526
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,743,526	27	$-	35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	2.9%
Short-Term Investment	4.9%
Energy	5.5%
Financials	8.8%
Health Care	11.5%
Information Technology	32.2%
Industrials	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Axon Enterprise	6.5%
Synopsys	5.6%
Fastenal	5.5%
Veeva Systems, Cl A	5.4%
IDEX	5.2%
Okta, Cl A	4.8%
Everpure, Cl A	4.8%
AMETEK	4.1%
MongoDB, Cl A	3.8%
Nutanix, Cl A	3.6%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/